Finance Lease Receivables	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Finance Lease Receivables
4. Finance lease receivables
4.1 Finance lease receivables consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Gross investment in finance lease receivables	245,124,532	38,290,695	6,008,646
Less: unearned income	(12,191,011)	(1,287,015)	(201,961)

Net investment in finance lease receivables	232,933,521	37,003,680	5,806,685
Less: allowance for finance lease receivables	(24,549,329)	(5,142,488)	(806,968)

Finance lease receivables, net	208,384,192	31,861,192	4,999,717

4.2 The following table presents nonaccrual finance lease receivables as of December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Nonaccrual finance lease receivables	2,252,409	567,406	89,038
Less: allowance for nonaccrual financial lease receivables	(427,878)	(114,169)	(17,916)

Nonaccrual finance lease receivables, net	1,824,531	453,237	71,122

4.3 The following table presents the aging of
past-due
finance lease receivables as of December 31, 2020:

	1-30 days	31-60 days	61-90 days	90-120 days	120-150 days	150-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	10,435,239	1,655,460	982,419	621,594	637,153	993,662	15,325,527	217,607,994	232,933,521

The following table presents the aging of
past-due
finance lease receivables as of December 31, 2021:

	1-30 days	31-60 days	61-90 days	90-120 days	120-150 days	150-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Finance lease receivables	2,155,618	169,237	317,440	97,182	242,872	227,352	3,209,701	33,793,979	37,003,680	5,806,685

As of December 31, 2020 and 2021, all finance lease receivables which are past due 90 days or more are nonaccrual.
4.4 The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Finance lease receivables	208,218,275	36,167,327	738,930	—	245,124,532

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Finance lease receivables	37,626,031	664,664	—	—	38,290,695

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	US$	US$	US$	US$	US$
As of December 31, 2021
Finance lease receivables	5,904,346	104,300	—	—	6,008,646

4.5 Movement of allowance for finance lease receivables for the year ended December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	39,933,036	24,549,329	3,852,326
Adjustment due to the adoption of ASC 326	26,044,003	—	—
R everse	(29,287,359)	(16,452,740)	(2,581,794)
Charge-offs	(12,140,351)	(2,954,101)	(463,564)

Balance at the end of the year	24,549,329	5,142,488	806,968

Evaluated for impairment on a portfolio basis	24,549,329	5,142,488	806,968